Average Annual Total Returns			12 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended
		Jul. 03, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Boston Partners All-Cap Value Fund | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		13.15%	14.29%
Boston Partners All-Cap Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.71%		11.18%	10.46%
Boston Partners All-Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			17.52%		12.23%	10.95%
Boston Partners All-Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.17%		10.03%	9.38%
Boston Partners All-Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.07%		9.44%	8.71%
Boston Partners All-Cap Value Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			17.24%		11.95%	10.68%
Boston Partners Global Equity Fund | MSCI World Index - Gross Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.60%		12.66%	12.74%
Boston Partners Global Equity Fund | MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%		12.15%	12.17%
Boston Partners Global Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			34.02%		14.11%	10.41%
Boston Partners Global Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		30.92%		13.16%	9.56%
Boston Partners Global Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.06%		11.31%	8.43%
Boston Partners Long/Short Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		14.42%	14.82%
Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			28.32%		18.84%	9.93%
Boston Partners Long/Short Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		25.75%		14.70%	6.81%
Boston Partners Long/Short Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		18.06%		13.83%	6.94%
Boston Partners Long/Short Equity Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			27.93%		18.54%	9.65%
Boston Partners Long/Short Research Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		14.42%	14.82%
Boston Partners Long/Short Research Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			14.67%		12.22%	6.35%
Boston Partners Long/Short Research Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			14.96%		12.49%	6.62%
Boston Partners Long/Short Research Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		12.33%		9.08%	4.80%
Boston Partners Long/Short Research Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]		10.74%		9.20%	4.90%
Boston Partners Small Cap Value Fund II | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		13.15%	14.29%
Boston Partners Small Cap Value Fund II | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%		8.88%	9.27%
Boston Partners Small Cap Value Fund II | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.50%		9.75%	9.13%
Boston Partners Small Cap Value Fund II | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		5.73%		7.39%	7.52%
Boston Partners Small Cap Value Fund II | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]		5.74%		7.44%	7.17%
Boston Partners Small Cap Value Fund II | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			7.21%		9.48%	8.86%
WPG Partners Select Small Cap Value Fund | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	10.08%
Performance Inception Date		Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Russell 2000® Value Benchmark Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	4.47%
Performance Inception Date		Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			6.63%	9.24%
Performance Inception Date		Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]		5.07%	7.08%
Performance Inception Date		Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.48%	6.36%
Performance Inception Date		Dec. 29, 2021
WPG Partners Small Cap Value Diversified Fund | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		13.15%	14.29%
WPG Partners Small Cap Value Diversified Fund | Russell 2000® Value Benchmark Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%		8.88%	9.27%
WPG Partners Small Cap Value Diversified Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.20%		14.13%	8.83%
WPG Partners Small Cap Value Diversified Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]		4.87%		11.72%	7.11%
WPG Partners Small Cap Value Diversified Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]		5.96%		10.80%	6.63%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
[4]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
[6]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
[8]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[11]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.